Related Party (Details) $ / shares in Units, € in Thousands									1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 22, 2024 shares	Apr. 22, 2024 shares	Mar. 19, 2024 USD ($) $ / shares shares	Jan. 03, 2024 USD ($) shares	Dec. 18, 2023 shares	Aug. 08, 2023 USD ($)	Sep. 26, 2022 USD ($)	May 15, 2021 USD ($)	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2024 EUR (€) shares	Jul. 31, 2023 USD ($)	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2024 EUR (€)	Dec. 22, 2023 USD ($)	Oct. 31, 2023	Feb. 28, 2023	Dec. 31, 2022 $ / shares	Jun. 30, 2022
Related Party [Line Items]
Percentage of shareholder													5.00%		80.00%
Sponsor loan | $							$ 350,000								$ 350,000
Exchange for shares of the company’s common stock (in Shares) | shares												225,000	225,000
Monthly fee | $								$ 16,000			$ 11,000
Convertible promissory note | $													$ 1,100,000
Stated interest rate												10.00%				0.00%
Restricted common stock (in Shares) | shares									7,765,000	7,765,000
Common stock pare value (in Dollars per share) | $ / shares												$ 0.0001	$ 0.0001					$ 0.0001
Payments settlements | €										€ 8
Unsecured Promissory Note [Member]
Related Party [Line Items]
Promissory note issued | $							$ 850,000
Promissory Note [Member]
Related Party [Line Items]
Promissory note issued | $						$ 650,000
Stated interest rate													0.00%				2.50%		2.50%
Restricted Common Stock [Member]
Related Party [Line Items]
Convertible promissory note									$ 938,000					€ 850
Stated interest rate									10.00%					10.00%
Conversion of debt | $				$ 1,000,000					$ 1,000,000
Restricted Stock [Member] | Restricted Common Stock [Member]
Related Party [Line Items]
Debt converted into shares (in Shares) | shares				1,320,000					1,320,000	1,320,000
Common Stock [Member]
Related Party [Line Items]
Shares of common stock (in Shares) | shares					277,778								2,796,554
Nordic ESG [Member]
Related Party [Line Items]
Common stock pare value (in Dollars per share) | $ / shares									$ 1.23
Alternus Energy Group Plc [Member]
Related Party [Line Items]
Percentage of shareholder													80.00%
Sponsor [Member]
Related Party [Line Items]
Percentage of shareholder															11.00%
Impact Fund SCSp [Member] | Maximum [Member]
Related Party [Line Items]
Ownership percentage									80.00%					80.00%
Impact Fund SCSp [Member] | Minimum [Member]
Related Party [Line Items]
Ownership percentage									72.00%					72.00%
Sponsor [Member]
Related Party [Line Items]
Percentage of shareholder															11.00%
Restricted common stock (in Shares) | shares			225,000
Common stock pare value (in Dollars per share) | $ / shares			$ 0.47
Payments settlements | $			$ 1,400,000
Forecast [Member]
Related Party [Line Items]
Shares other than restricted from selling (in Shares) | shares	1,437,500
Forecast [Member] | Alternus Energy Group Plc [Member]
Related Party [Line Items]
Shares other than restricted from selling (in Shares) | shares	1,437,500	1,437,500